General Information (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
At December 31, 2022, the Company held 100% interest in the below companies, each owning one vessel.

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Clean Power Inc.	5/2/2007	Magic Wand	47,000	9/1/2008
MR Roi Inc.	5/2/2007	Clean Thrasher	47,000	27/2/2008
King of Hearts Inc.	17/3/2008	Clean Sanctuary (ex. Falcon Maryam)	46,000	14/7/2009
Tankpunk Inc.	6/1/2008	Stealth Berana	115,804	26/7/2010
Nirvana Product Trading Inc.	25/2/2022	Clean Nirvana	50,000	28/3/2022
Volume Jet Trading Inc.	25/2/2022	Clean Justice	47,000	31/5/2022
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted	160,000	3/6/2022
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia	160,000	3/6/2022
Dry Bulk International Trading and Shipping Inc.	4/7/2022	Eco Bushfire	32,000	21/9/2022
Raw Commodities and Exports Inc.	4/7/2022	Eco Angelbay	32,000	19/10/2022

Summary of Percentage of Company's Revenues
During 2020, 2021 and 2022 four, four and two charterers, respectively, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2020	2021	2022

A	34%	—	—
B	12%	16%	—
C	—	—	—
D	21%	—	—
E	14%	—	—
F	—	15%	—
G	—	15%	—
H	—	15%	—
I	—	—	16%
J	—	—	17%